CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	9 Months Ended
Dec. 31, 2017 USD ($)
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 444,475